The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2022 (Unaudited)

MEXICO - 99.39%	Shares	Value

COMMON STOCKS - 91.92%
Airlines - 3.57%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	2,104,573	$1,788,776

Airports - 5.70%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	73,800	587,927
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	74,700	1,157,090
Grupo Aeroportuario del Sureste S.A.B. de C.V.	47,480	1,111,214
		2,856,231
Auto Parts and Equipment - 2.73%
Nemak, S.A.B. de C.V.	4,987,819	1,369,492
Beverages - 7.04%
Arca Continental, S.A.B. de C.V.	198,000	1,621,835
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	265,524	1,906,096
		3,527,931
Building Materials - 2.57%
Cemex, S.A.B. de C.V. - Series CPO (a)	755,874	293,758
Grupo Cementos de Chihuahua, S.A.B. de C.V.	159,809	992,263
		1,286,021
Chemical Products - 7.58%
Alpek, S.A.B. de C.V. - Series A	2,436,344	3,414,792
Orbia Advance Corp., S.A.B. de C.V.	225,734	381,103
		3,795,895
Communication Services - 0.23%
Sitios Latinoamerica SAB de CV (a)	389,682	113,681
Construction and Infrastructure - 2.83%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	188,530	1,418,186
Financial Groups - 10.72%
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	510,653	4,150,844
Regional, S.A.B. de C.V.	174,181	1,217,236
		5,368,080
Food - 2.88%
Grupo Bimbo, S.A.B. de C.V. - Series A	373,182	1,444,849
Hotels, Restaurants, and Recreation - 3.52%
Alsea, S.A.B. de C.V. (a)	724,074	1,388,360
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	203,186	375,340
		1,763,700
Mining - 1.28%
Grupo Mexico, S.A.B. de C.V. - Series B	177,093	642,032
Railroads - 4.31%
GMexico Transportes, S.A.B. de C.V.	368,173	684,947
Grupo Traxion S.A.B. de C.V. (a)	1,261,446	1,474,541
		2,159,488
Real Estate Services - 4.85%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	1,118,334	2,430,498
Retail - 17.61%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	444,574	2,278,854
Grupo Comercial Chedraui, S.A. de C.V.	389,070	1,568,219
La Comer S.A.B. de C.V. - Series UBC	389,700	723,816
Wal-Mart de Mexico, S.A.B. de C.V.	1,100,020	4,248,954
		8,819,843
Telecommunication - 14.49%
America Movil, S.A.B. de C.V. - Series L	7,423,645	7,025,354
Axtel, S.A.B. de C.V. - Series CPO (a)	3,290,000	230,813
		7,256,167
TOTAL COMMON STOCKS (Cost $39,818,938)		46,040,870

CAPITAL DEVELOPMENT CERTIFICATES - 2.68%
Atlas Discovery Trust II (a)(b)(c)(d)	300,000	1,343,590
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,147)		1,343,590

MEXICAN MUTUAL FUNDS - 0.81%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (b)	1,864,064	404,438
TOTAL MEXICAN MUTUAL FUNDS (Cost $400,027)		404,438

REAL ESTATE INVESTMENT TRUSTS - 3.98%
Utility - 3.98%
CFE Capital, S. de R.L. de C.V.	1,540,546	1,990,510
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,951,313)		1,990,510
TOTAL MEXICO (Cost $42,172,424)

UNITED STATES - 1.30%

INVESTMENT COMPANIES - 1.30%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class -, 2.888% (e)	653,024	653,024
TOTAL INVESTMENT COMPANIES (Cost $653,024)		653,024
TOTAL UNITED STATES (Cost $653,024)

CAYMAN ISLANDS - 0.21%

COMMON STOCKS - 0.21%
SPECIAL PURPOSE ACQUISTION VEHICLES - 0.21%
Rose Hill Acquisition Corp. - ADR	10,001	102,460
TOTAL SPECIAL PURPROSE ACQUISTION VEHICLES (Cost $100,710)		102,460
TOTAL CAYMAN ISLANDS (Cost $100,710)
Total Investments (Cost $42,926,159) - 100.90%		50,534,892
Liabilities in Excess of Other Assets - (0.90)%		(448,509)
TOTAL NET ASSETS - 100.00%		$50,086,383

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Illiquid securities. The total market value of these securities were $1,718,930, representing 3.43% of net assets.
(c) Fair valued securities. The total market value of these securities were $1,718,930, representing 3.43% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at October 31, 2022.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of October 31, 2022:

	Level 1	Level 2	Level 3*	Total
Equity
Airlines	$1,788,776	$-	$-	$1,788,776
Airports	2,856,231	-	-	2,856,231
Auto Parts and Equipment	1,369,492	-	-	1,369,492
Beverages	3,527,931	-	-	3,527,931
Building Materials	1,286,021	-	-	1,286,021
Capital Development Certificates	-	-	1,343,590	1,343,590
Chemical Products	3,795,895	-	-	3,795,895
Communication Services	113,681	-	-	113,681
Construction and Infrastructure	1,418,186	-	-	1,418,186
Financial Groups	5,368,080	-	-	5,368,080
Food	1,444,849	-	-	1,444,849
Hotels, Restaurants, and Recreation	1,388,360	-	375,340	1,763,700
Mining	642,032	-	-	642,032
Railroads	2,159,488	-	-	2,159,488
Real Estate Services	2,430,498	-	-	2,430,498
Retail	8,819,843	-	-	8,819,843
Special Purpose Acquistion Purpose	-	102,460	-	102,460
Telecommunication	7,256,167	-	-	7,256,167
Total Equity	$45,665,530	$102,460	$1,718,930	$47,486,920

Mexican Mutual Funds	$404,438	$-	$-	$404,438

Real Estate Investment Trusts
Utility	$1,990,510	$-	$-	$1,990,510

Short-Term Investments	$653,024	$-	$-	$653,024
Total Investments in Securities	$48,309,064	$102,460	$1,718,930	$50,534,892

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock	Capital Development Certificates
Balance as of July 31,2022				$472,623	$2,909,530
Acquisitions				-	-
Dispositions				-	-
Realized gain				-	-
Change in unrealized appreciation/(depreciation)				97,283	1,565,940
Balance as of October 31, 2022				$375,340	$1,343,590

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at October 31, 2022				$97,283	$1,565,940

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2022:
	Fair Value October 31, 2022	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$375,340	Market Comparables	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$1.761-$1.849

Capital Certificates	$1,343,590	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$3.757-$9.892

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.